CONTRACTS IN PROGRESS - Disclosure of Contracts in Progress (Details) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Construction Contracts [Abstract]
Contract costs incurred to date	$ 25,120	$ 26,411
Profit recognized to date (less recognized losses)	1,543	1,476
Contract costs incurred and profit recognized (less recognized losses)	26,663	27,887
Less: progress billings	(27,550)	(28,913)
Contract work in progress (liability)	(887)	(1,026)
Comprising:
Amounts due from customers – work in progress	564	536
Amounts due to customers – creditors	(1,451)	(1,562)
Contract work in progress (liability)	$ (887)	$ (1,026)